497(e)
                                                                      333-134304

MONY Life Insurance Company of America

PROSPECTUS SUPPLEMENT DATED JULY 21, 2008
TO THE PROSPECTUS DATED MAY 1, 2008 FOR
INCENTIVE LIFE(R) LEGACY
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This Supplement updates certain information in the above-referenced Prospectus and Statement of Additional Information, dated May 1, 2007 (together, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.


PORTFOLIO SUB-ADVISER CHANGES -- AUGUST 1, 2008


Effective on or about August 1, 2008, AXA Equitable Life Insurance Company ("AXA Equitable"), as the Investment Manager of AXA Premier VIP Trust (the "Trust") and with the approval of the Trust's Board of Trustees, will replace certain Sub-Adviser(s) to allocated portions of certain portfolios of the Trust. The following information replaces the information for the following portfolios under "Portfolios of the Trusts" in "About the Portfolios of the Trusts" in your Prospectus.


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AXA Premier VIP Trust                                   Investment Manager (or Sub-Adviser(s), as
Portfolio Name            Objective                     applicable)
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
MULTIMANAGER LARGE CAP   Long-term growth of capital.   o Goodman & Co. NY Ltd.
 GROWTH                                                 o Westfield Capital Management Company, L.P.
                                                        o T. Rowe Price Associates, Inc.
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MULTIMANAGER MID CAP     Long-term growth of capital.   o AllianceBernstein L.P.
 GROWTH                                                 o Franklin Advisers, Inc.
                                                        o Wellington Management Company, LLP
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MULTIMANAGER SMALL CAP   Long-term growth of capital.   o Franklin Advisory Services, LLC
 VALUE                                                  o Lazard Asset Management LLC
                                                        o Pacific Global Investment Management
                                                          Company*
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

* Pacific Global Investment Management Company became a Sub-Adviser to the Multimanager Small Cap Value Portfolio as of July 14, 2008.



  Copyright 2008 MONY Life Insurance Company of America. All rights reserved.
        Incentive Life(R) is issued by and is a registered service mark of MONY Life Insurance Company of America.

                    MONY Life Insurance Company of America
                          1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

MNY 07-08 (7/08)                                                 140600 (7/08)
NB/IF (SAR)                                                             x02172